Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Oct. 31, 2015	Sep. 30, 2015	Mar. 31, 2014	Nov. 28, 2013	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018	Mar. 13, 2018	Mar. 09, 2018	Dec. 03, 2015
Statement Line Items [Line Items]
Ordinary shares									400,000	3,333,336
Ordinary shares issued											982,344
2013 Plan [Member]
Statement Line Items [Line Items]
Description of option agreement						Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Reserved for issuance shares of common stock						1,000,000
Series 7 [Member]
Statement Line Items [Line Items]
Registered warrants					9,907,500
Warrants were exercisable into ordinary shares					396,300
Recorded amount of share premium					$ 258
Series 10 [Member]
Statement Line Items [Line Items]
Registered warrants							39,042,000
Warrants were exercisable into ordinary shares							1,561,680
Warrants expired date							Oct. 31, 2017
Fair value of warrants							$ 240	$ 146
Changes in fair value of warrants from commitment date							Dec. 31, 2017
Series 11 [Member]
Statement Line Items [Line Items]
Registered warrants							37,372,500
Warrants were exercisable into ordinary shares							1,494,900
Warrants expired date							Oct. 31, 2017
Fair value of warrants							$ 307	126
Changes in fair value of warrants from commitment date							Dec. 31, 2017
Series 12 [Member]
Statement Line Items [Line Items]
Registered warrants							1,470,000
Warrants were exercisable into ordinary shares							1,470,000
Warrants expired date							Oct. 31, 2017
Fair value of warrants							$ 303	$ 291
Changes in fair value of warrants from commitment date							Dec. 31, 2017
September 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued							2,275,863
Cash issuance costs							$ 789
October 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued							998,276
Cash issuance costs							$ 525
ADS [Member]
Statement Line Items [Line Items]
Ordinary shares	138,890						138,890
Additional ordinary shares	69,445
ADS [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Ordinary shares		250,000
Warrants to purchase shares issued		125,000
Fair value of warrants issued		$ 1,868
Cash issuance costs		621
Additional issuance costs		$ 188
Warrants exercise price		$ 2.25
ADS [Member] | September 2015 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share	$ 5.25						$ 5.25
Equivalent to ordinary share price per share	2.625						$ 2.625
Fair value of warrants issued							$ 3,167
Warrants term							five and a half years
ADS [Member] | October 2015 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share	5.25						$ 5.25
Equivalent to ordinary share price per share	2.625						$ 2.625
Fair value of warrants issued							$ 147
ADS [Member] | March 2014 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share	6.43						$ 6.43
Equivalent to ordinary share price per share	3.215						$ 3.215
Fair value of warrants issued							$ 1,098
Warrants term							Four years
ADS [Member] | December 2014 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share	4.45						$ 4.45
Equivalent to ordinary share price per share	$ 2.225						$ 2.225
Fair value of warrants issued							$ 1,535
Warrants term							Five years
Placement Agent Warrants [Member] | ADS [Member] | September 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued							103,448
Ordinary shares issued	206,897						206,897
Exercisable price per share	$ 5.25						$ 5.25
Equivalent to ordinary share price per share	$ 2.625						$ 2.625
Subject to certain adjustments, for a period							5 years
Cash issuance costs							$ 317
Placement Agent Warrants [Member] | ADS [Member] | October 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued							55,460
Ordinary shares issued	110,920						110,920
Exercisable price per share	$ 5.25						$ 5.25
Equivalent to ordinary share price per share	$ 2.625						$ 2.625
Subject to certain adjustments, for a period							4 years
Fair value of warrants issued							$ 143
Direct Offering [Member] | ADS [Member] | September 2015 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares				2,068,966
Additional ordinary shares				2,068,966
Gross proceeds				$ 9,000
Issued unregistered warrants to purchase				1,034,483
Ordinary shares issued				4,137,932
Direct Offering [Member] | ADS [Member] | October 2015 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares			1,109,196
Additional ordinary shares			887,356
Gross proceeds			$ 4,825
Issued unregistered warrants to purchase			443,678
Ordinary shares issued			2,218,392
Certain institutional and accredited investors [Member] | ADS [Member] | January 2017 Financing [Member]
Statement Line Items [Line Items]
Sold an aggregate shares		2,500,000
Ordinary shares		5,000,000
Warrants to purchase additional shares		1,250,000
Additional ordinary shares		2,500,000
Aggregate purchase price		$ 5,000
Warrants term		five and a half years
Warrants exercise price		$ 2.25
NIS [Member] | 2013 Plan [Member]
Statement Line Items [Line Items]
Ordinary shares par value						$ 0.25
NIS [Member] | Series 10 [Member]
Statement Line Items [Line Items]
Warrants exercise price							$ 9.85
NIS [Member] | Series 11 [Member]
Statement Line Items [Line Items]
Warrants exercise price							9.80
NIS [Member] | Series 12 [Member]
Statement Line Items [Line Items]
Warrants exercise price							15.29
NIS [Member] | January 2017 Financing [Member]
Statement Line Items [Line Items]
Subject to certain adjustments, for a period	1868
Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares par value	$ 0.25						$ 0.25	$ 0.25
Number of shares authorized	80,000,000						80,000,000	80,000,000
Ordinary Shares [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary shares par value												$ 0.25
Authorized share capital												$ 10,000
Increased authorized share capital												$ 20,000
Number of shares authorized												80,000,000